ASSETS HELD FOR SALE - Assets and liabilities classified as held for sale (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Cash and cash equivalents	$ 998	$ 900	$ 607	$ 483
Restricted cash	139	153
Trade receivables and other current assets	1,860	1,683
Property, plant and equipment, at fair value	54,283	49,432
Goodwill	1,526	966	$ 970
Other long-term assets	842	796
Total assets	64,111	55,867
Current liabilities	4,943	3,222
Less: Current portion	2,027	1,818
Other long-term liabilities	1,531	1,440
Assets and liabilities classified as held for sale
Statement [Line Items]
Cash and cash equivalents	9	9
Restricted cash	5	1
Trade receivables and other current assets	4	1
Financial assets	3	0
Property, plant and equipment, at fair value	911	47
Other long-term assets	6	0
Total assets	938	58
Current liabilities	9	0
Less: Current portion	171	3
Financial instrument liabilities	167	0
Other long-term liabilities	1	3
Provisions	3
Liabilities	$ 351	$ 6